IronBridge Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 9, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	IronBridge Funds, Inc. (the "Funds")
File Nos.: 333-165633 and 811-22397
IronBridge Small Cap Fund (S000029168)
IronBridge SMID Cap Fund (S000029167)
IronBridge Large Cap Fund (S000029169)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the "1933 Act"), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Funds is Post-Effective Amendment ("PEA") No. 19 and Amendment No. 21 to the Funds' Registration Statement on Form N-1A.

This PEA No. 19 hereby incorporates Parts A, B and C from the Funds' PEA No. 18 on Form N‑1A filed October 30, 2017.  This PEA No. 19 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 18 (Accession No. 0000894189-17-005761) to the Funds' Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-6316.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Michael Quebbemann
Michael Quebbemann, Esq.
For U.S. Bancorp Fund Services, LLC
as Administrator to the Trust